CONVERTIBLE DEBENTURES	12 Months Ended
Dec. 31, 2020
Text block [abstract]
CONVERTIBLE DEBENTURES
9.	CONVERTIBLE DEBENTURES

	December 31, 2020	December 31, 2019
2016 Debentures (a)	$94,768,430	$61,149,632
2017 Debentures (b)	86,567,845	58,431,560
2020 Debentures (c)	31,482,817	—
IsoEnergy Debentures (d)	14,033,992	—

Convertible Debentures	$226,853,084	$119,581,192

The fair value of the Debentures increased from $119,581,192 on December 31, 2019 to $226,853,084 at December 31, 2020, resulting from the issuance of the 2020 Debentures with a fair value of $20,261,470 (US$14,550,000) at the issuance date, the issuance of the IsoEnergy Debentures with a fair value of $7,629,586 (US$5,820,000) at the issuance date and a mark to market loss of $79,380,836 for the year ended December 31, 2020. The loss for the year ended December 31, 2020 was bifurcated with the amount of the change in fair value of the convertible debentures attributable to changes in the credit risk of the liability recognized in other comprehensive loss of $2,888,050 (2019—$3,212,139) and the remaining amount recognized in loss for the year of $76,492,786 (2019 – gain of $21,821,831).

(a)	2016 Debentures
On June 10, 2016, the Company issued US$60 million principal amount of convertible debentures (the “2016 Debentures”) which were determined to be a hybrid financial instrument comprised of the host debt contract and multiple embedded derivatives. The Company received gross proceeds of $76,416,000 (US$60 million) and net proceeds of $72,363,602 (US$56,852,383) after deducting $4,052,398 (US$3,147,617) in transaction costs from the issue of the 2016 Debentures. A 3% establishment fee of $2,292,480 (US$1.8 million) was also paid to the debenture holders through the issuance of 1,005,586 common shares. The fair value of the 2016 Debentures on issuance date was determined to be $74,123,520 (US$58.2 million).
Pursuant to an amended and restated trust indenture dated July 21, 2017, the maturity date of the 2016 Debentures was extended to July 22, 2022.
The fair value of the 2016 Debentures increased from $61,149,632 (US$47,081,639) on December 31, 2019 to $94,768,430 (US$74,433,263) at December 31, 2020, resulting in a loss of $33,618,798 (US$27,351,624) for the year ended December 31, 2020. This loss, combined with the loss on the 2017 Debentures (see Note 9(b)), the loss on the 2020 Debentures (see Note 9(c)) and the loss on the IsoEnergy Debentures (see Note 9(d)) for the year ended December 31, 2020 was bifurcated with the amount of the change in fair value of the convertible debentures attributable to changes in the credit risk of the liability recognized in other comprehensive income and the remaining amount recognized in loss for the year.

	Year Ended December 31, 2020	Year Ended December 31, 2019
Fair value of 2016 Debentures, beginning of year	$61,149,632	$72,481,375
Fair value change during the year	33,618,798	(11,331,743)
Interest expense	6,112,513	5,911,455
Interest paid	(5,762,383)	(5,566,552)

2016 Debentures and interest payable	$95,118,560	$61,494,535
Less: interest payable included in accounts payable & accrued liabilities	(350,130)	(344,903)

2016 Debentures, end of year	$94,768,430	$61,149,632

The 2016 Debentures were valued using a convertible bond pricing model based on a system of two coupled Black-Scholes equations where the debt and equity components are separately valued based on different default risks and assumptions.
The inputs used in the 2016 Debentures pricing model as at December 31, 2020 and December 31, 2019 are as follows:

	December 31, 2020		December 31, 2019
Volatility		38.00%		38.00%
Expected life in years		1.56 years		2.56 years
Risk free interest rate		0.20%		1.69%
Expected dividend yield		0%		0%
Credit spread		19.53%		23.96%
Underlying share price of the Company		$3.51		$1.67
Conversion exercise price	US$	2.3261	US$	2.3261
Exchange rate (C$:US$)		$0.7854		$0.7699

(b)	2017 Debentures
On July 21, 2017, the Company issued US$60 million principal amount of convertible debentures (the “2017 Debentures”) which were also determined to be a hybrid financial instrument comprised of the host debt contract and multiple embedded derivatives. The Company received gross proceeds of $75,294,000 (US$60 million) and net proceeds of $72,482,854 (US$57,759,864) after deducting $2,811,146 (US$2,240,136) in transaction costs from the issue of the 2017 Debentures. A 3% establishment fee of $2,258,820 (US$1.8 million) was also paid to the debenture holders through the issuance of 869,271 common shares. The fair value of the 2017 Debentures on issuance date was determined to be $73,035,180 (US$58,200,000).
The fair value of the 2017 Debentures increased from $58,431,560 (US$44,988,882) on December 31, 2019 to $86,567,845 (US$67,992,339) at December 31, 2020, resulting in a loss of $28,136,285 (US$23,003,457) for the year ended December 31, 2020. This loss, combined with the loss on the 2016 Debentures (see Note 9(a)), the loss on the 2020 Debentures (see Note 9(c)) and the loss on the IsoEnergy Debentures (see Note 9(d)) for the year ended December 31, 2020 was bifurcated with the amount of the change in fair value of the convertible debentures attributable to changes in the credit risk of the liability recognized in other comprehensive income and the remaining amount recognized in loss for the year.

	Year ended December 31, 2020	Year ended December 31, 2019
Fair value of 2017 Debentures, beginning of year	$58,431,560	$65,709,509
Fair value change during the year	28,136,285	(7,277,949)
Interest expense	6,112,513	5,911,455
Interest paid	(5,762,383)	(5,566,552)

2017 Debentures and interest payable	$86,917,975	$58,776,463
Less: interest payable included in accounts payable & accrued liabilities	(350,130)	(344,903)

2017 Debentures, end of year	$86,567,845	$58,431,560

The 2017 Debentures were valued using a convertible bond pricing model based on a system of two coupled Black-Scholes equations where the debt and equity components are separately valued based on different default risks and assumptions.

The inputs used in the 2017 Debentures pricing model as at December 31, 2020 and December 31, 2019 are as follows:

	December 31, 2020		December 31, 2019
Volatility		38.00%		38.00%
Expected life in years		1.56 years		2.56 years
Risk free interest rate		0.20%		1.69%
Expected dividend yield		0%		0%
Credit spread		19.53%		23.96%
Underlying share price of the Company		$3.51		$1.67
Conversion exercise price	US$	2.6919	US$	2.6919
Exchange rate (C$:US$)		$0.7854		$0.7699
(c) 2020 Debentures
On May 27, 2020, the Company issued US$15 million principal amount of convertible debentures (the “2020 Debentures”) which were also determined to be a hybrid financial instrument comprised of the host debt contract and multiple embedded derivatives. The Company received proceeds of $20,888,500 (US$15 million) and a 3% establishment fee of $627,030 (US$450,000) was paid to the debenture holders through the issuance of 348,350 common shares and a consent fee of $355,130 was paid to the investors of the 2016 and 2017 Debentures in connection with the financing through the issuance of 180,270 common shares. The fair value of the 2020 Debentures on issuance date was determined to be $20,261,470 (US$14,550,000).

The fair value of the 2020 Debentures increased from $20,261,470 (US$14,550,000) on the initial measurement date to $31,482,817 (US$24,727,314) at December 31, 2020, resulting in a loss of $11,221,347 (US$10,177,314) for the year ended December 31, 2020. This loss, combined with the loss on the 2016 Debentures (see Note 9(a)), the loss on the 2017 Debentures (see Note 9(b)) and the loss on the IsoEnergy Debentures (see Note 9(d)) for the year ended December 31, 2020 was bifurcated with the amount of the change in fair value of the convertible debentures attributable to changes in the credit risk of the liability recognized in other comprehensive income and the remaining amount recognized in loss for the year.

December 31, 2020
Fair value of 2020 Debentures on issuance	$20,261,470
Fair value change during the year	11,221,347
Interest expense	897,129
Interest paid	(809,595)

2020 Debentures and interest payable	$31,570,351
Less: interest payable included in accounts payable & accrued liabilities	(87,534)

2020 Debentures, end of year	$31,482,817

The 2020 Debentures were valued using a convertible bond pricing model based on a system of two coupled Black-Scholes equations where the debt and equity components are separately valued based on different default risks and assumptions.
The inputs used in the 2020 Debentures pricing model as at December 31, 2020 and May 27, 2020 are as follows:

	December 31, 2020	May 27, 2020
Volatility	38.00%	38.00%
Expected life in years	4.41 years	5 years
Risk free interest rate	0.74%	0.75%
Expected dividend yield	0%	0%
Credit spread	19.53%	22.31%
Underlying share price of the Company	$3.51	$1.93
Conversion exercise price	$2.34	$2.34
Exchange rate (C$:US$)	$0.7854	$0.7257
General Terms of the 2016, 2017, and 2020 Convertible Debentures
At inception, for each of the 2016 Debentures, 2017 Debentures, and 2020 Debentures (collectively, the “Convertible Debentures”), the Company made an irrevocable election to designate the Convertible Debentures as a financial liability at fair value through profit or loss. At their respective initial recognition date, the entire convertible instrument was measured at fair value with associated transaction costs expensed as incurred. Subsequent to initial recognition, the convertible financial instrument is marked to market at each financial reporting date and any change in fair value is recognized in profit or loss with the exception that the change in fair value that is attributable to the change in credit risk is presented in other comprehensive income.
The Convertible Debentures bear interest at a rate of 7.5% per annum, payable semi-annually in US dollars on June 10 and December 10 in each year. Two thirds of the interest (equal to 5% per annum) is payable in cash and one third of the interest (equal to 2.5% per annum) is payable, subject to any required regulatory approval, in common shares of the Company, using the volume-weighted average trading price (“VWAP”) of the common shares on the exchange or market that has the greatest trading volume in the Company’s common shares for the 20 consecutive trading days ending three trading days preceding the date on which such interest payment is due. For this purpose, the VWAP shall be converted into US dollars on each of the 20 days in the period, using the indicative rate of exchange for such currency as reported by the Bank of Canada.
The 2016 Debentures, 2017 Debentures, and 2020 Debentures are convertible, from time to time, into common shares of the Company at the option of the debenture holders at any time prior to maturity at a price per common share of US$2.3261, US$2.6919, and $2.3400, respectively (the “Conversion Price”).

The 2016 Debentures, 2017 Debentures, and 2020 Debentures are not redeemable by the Company prior to June 10, 2019, July 21, 2020, and May 27, 2023, respectively. On or after June 10, 2019 and July 21, 2020 and prior to July 22, 2022, the 2016 Debentures and 2017 Debentures, respectively; and on or after May 27, 2023 and prior to May 27, 2025, the 2020 Debentures, may be redeemed by the Company, in whole or in part, at any time that the
20-day
VWAP of the common shares exceeds 130% of the Conversion Price, on not less than 30 days’ prior notice to the debenture holders. For this purpose, the VWAP shall be converted into US dollars on each of the 20 days in the period, using the indicative rate of exchange for such currency as reported by the Bank of Canada.
Upon completion of a change of control (which includes in the case of the holders’ right to redeem the Convertible Debentures, a change in the Chief Executive Officer of the Company), the holders of the Convertible Debentures or the Company may require the Company to purchase or the holders to redeem, as the case may be, any outstanding Convertible Debentures in cash at: (i) on or prior to June 10, 2019, July 21, 2020, and May 27, 2023 for the 2016 Debentures, 2017 Debentures, and 2020 Debentures respectively, 130% of the principal amount; and (ii) at any time thereafter, 115% of the principal amount, in each case plus accrued but unpaid interest, if any. In addition, upon the public announcement of a change of control that is supported by the Board, the Company may require the holders of the Convertible Debentures to convert the Convertible Debentures into common shares at the Conversion Price provided the consideration payable upon the change of control exceeds the Conversion Price and is payable in cash.
The 2016 Debentures, 2017 Debentures, and 2020 Debentures mature on July 22, 2022, July 22, 2022 and May 27, 2025, respectively.

(d)	IsoEnergy Debentures
On August 18, 2020, IsoEnergy entered into an agreement with Queen’s Road Capital Investment Ltd. for a US$6 million private placement of unsecured convertible debentures (the “IsoEnergy Debentures”). The IsoEnergy Debentures are convertible at the holder’s option at a conversion price of $0.88 (the “IsoEnergy Conversion Price”) into a maximum of 9,206,311 common shares of IsoEnergy (the “Maximum Conversion Shares”). The IsoEnergy Debentures were also determined to be a hybrid financial instrument comprised of the host debt contract and multiple embedded derivatives. IsoEnergy received gross proceeds of $7,902,000 (US$6,000,000). A 3% establishment fee of $272,414 (US$180,000) was also paid to the debenture holders through the issuance of 219,689 common shares in IsoEnergy. The fair value of the IsoEnergy Debentures on issuance date was determined to be $7,629,586 (US$5,820,000).
The fair value of the IsoEnergy Debentures increased from $7,629,586 (US$5,820,000) on the initial measurement date to $14,033,992 (US$11,005,326) at December 31, 2020, resulting in a loss of $6,404,406 (US$5,185,326) for the year ended December 31, 2020. This loss, combined with the losses on the 2016 Debentures, 2017 Debentures, and 2020 Debentures (see Notes 9(a, b, and c), for the year ended December 31, 2020 was bifurcated with the amount of the change in fair value of the convertible debentures attributable to changes in the credit risk of the liability recognized in other comprehensive income and the remaining amount recognized in loss for the year.

Year ended December 31, 2020
Fair value of IsoEnergy Debentures on issuance	$7,629,586
Fair value change during the year	6,404,406
Interest expense	248,962
Interest paid	(248,962)

IsoEnergy Debentures, end of year	$14,033,992

The IsoEnergy Debentures were valued using a convertible bond pricing model based on a system of two coupled Black-Scholes equations where the debt and equity components are separately valued based on different default risks and assumptions.

	December 31, 2020	August 18, 2020
Volatility	46.00%	48.00%
Expected life in years	4.65 years	5 years
Risk free interest rate	0.79%	0.76%
Expected dividend yield	0%	0%
Credit spread	21.70%	22.80%
Underlying share price of IsoEnergy	$1.87	$1.24
Conversion exercise price	$0.88	$0.88
Exchange rate (C$:US$)	$0.7854	$0.7594
General Terms of the IsoEnergy Debentures
On any conversion of any portion of the principal amount of the IsoEnergy Debentures, if the number of common shares in IsoEnergy to be issued on such conversion, taking into account all common shares issued in respect of all prior conversions would result in the common shares to be issued exceeding the Maximum Conversion Shares, on such conversion the debenture holder shall be entitled to receive a payment (the “
Exchange Rate Fee
”) equal of the number of common shares that are not issued as a result of exceeding the Maximum Conversion Shares, multiplied by the
20-day
VWAP
of IsoEnergy. IsoEnergy can elect to pay the Exchange Rate Fee in cash or, subject to the TSXV approval, in common shares of IsoEnergy.
The IsoEnergy Debentures carry an 8.5% coupon (the “
Interest
”) over a
5-year
term. The Interest is payable semi-annually with 6% payable in cash and 2.5% payable in common shares of IsoEnergy, subject to TSXV approval, at a price equal to the market price of IsoEnergy’s common shares on the TSXV on the day prior to the date such Interest is due. The Interest can be reduced to 7.5% per annum on the public dissemination by IsoEnergy of an economically positive preliminary economic assessment study, at which point the cash component of the Interest will be reduced to 5% per annum.
IsoEnergy will be entitled, on or after the third anniversary of the date of issuance of the IsoEnergy Debentures, at any time the IsoEnergy
20-day
VWAP on the TSXV exceeds 130% of the IsoEnergy Conversion Price, to redeem the IsoEnergy Debentures at par plus accrued and unpaid Interest.
Upon completion of a change of control (which includes in the case of the holders’ right to redeem the IsoEnergy Debentures, a change in the Chief Executive Officer of IsoEnergy), the holders of the IsoEnergy Debentures or IsoEnergy may require IsoEnergy to purchase or the holders to redeem, as the case may be, any outstanding IsoEnergy Debentures in cash at: (i) on or prior to August 18, 2023, 130% of the principal amount; and (ii) at any time thereafter, 115% of the principal amount, in each case plus accrued but unpaid interest, if any. In addition, upon the public announcement of a change of control that is supported by the Board of IsoEnergy, IsoEnergy may require the holders of the IsoEnergy Debentures to convert the IsoEnergy Debentures into common shares of IsoEnergy at the IsoEnergy Conversion Price provided the consideration payable upon the change of control exceeds the IsoEnergy Conversion Price and is payable in cash.
The IsoEnergy Debentures mature on August 19, 2025.